Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	Share-based payments
Equity Incentive Plan and Options
The Equity Incentive Plan ("EIP") was established to allow the Board of Telix to make offers to Eligible Employees to acquire securities in the Company and to otherwise incentivize employees. ‘Eligible Employees’ includes full time, part time or casual employees of a Group Company, a Non-Executive Director of a Group Company, a Contractor, or any
other person who is declared by the Board to be eligible.
The Board may, from time to time and in its absolute discretion, invite Eligible Employees to participate in a grant of
Incentive Securities, which may comprise Rights (including Performance Share Appreciation Rights), Options, and/or
Restricted Shares. Vesting of Incentive Securities under the EIP is subject to any vesting or performance conditions determined by the Board. Incentive Securities are normally granted under the EIP for no consideration and carry no dividend or voting rights. When exercised, each Incentive Security is convertible into one ASX or ADS-backed Share.
Non-Executive Directors are able to participate in the Equity Incentive Plan, under which equity may be issued subject to
Shareholder approval. Options were issued to Non-Executive Directors not as an ‘incentive’ under the EIP but as a means of cost-effective consideration for agreeing to join the Board. The details of Incentive Securities on issue to individual
Directors can be found in the Remuneration report for the year ended December 31, 2025. For the purposes of this table and to illustrate the total number of Incentive Securities on issue under the rules of the EIP, all Incentive Securities issued to Non-Executive Directors, Executive Directors, employees and contractors are included.
Incentive Securities contain a cashless exercise clause that allows employees to exercise the securities for a cash exercise price of $nil in exchange for forfeiting a portion of their vested securities.
ASX securities

	2025	2025	2024	2024
	Number	WAEP1[1]	Number	WAEP1	1.
	‘000	AU$	‘000	AU$	1.
Balance at January 1,	18,715	8.58	12,077	5.59
Granted during the year	2,481	24.30	9,878	11.19
Exercised during the year	(2,248)	4.48	(619)	3.34
Lapsed/forfeited during the year	(1,558)	11.67	(2,621)	5.88
Balance at December 31,	17,390	11.06	18,715	8.58
Vested and exercisable at December 31,	1,648	5.30	754	4.91
ADS-backed securities

	2025	2025	2024	2024
	Number	WAEP[1]	Number	WAEP[1]
	‘000	US$	‘000	US$
Balance at January 1,	-	-	-	-
Granted during the year	4,704	16.10	-	-
Exercised during the year	(24)	8.02	-	-
Lapsed/forfeited during the year	(292)	19.84	-	-
Balance at December 31,	4,388	15.90	-	-
Vested and exercisable at December 31,	-	-	-	-
Expense arising from share-based payments transactions:

	2025	2024	2023
	US$	US$	US$	1.
		(Recast)	(Recast)	1.
Options issued under EIP	19,146,002	12,927,880	5,847,731
Total	19,146,002	12,927,880	5,847,731
Equity Incentive Plan and Options
Details of the number of options convertible to ASX shares issued under the EIP outstanding at the end of the year:

Grant date	Vesting date	Expiry date	Exercise price	Options on issue at January 1, 2025	Issued during the year	Vested during the year	Exercised during the year	Lapsed during the year	Options on issue at December 31, 2025
			A$	’000	’000	’000	’000	’000	’000
01-27-2021	10-28-2022	01-26-2026	4.38	349	-		(320)	-	29
07-27-2021	10-28-2022	07-27-2026	5.37	405	-		(197)	-	208
07-27-2021	07-27-2025	07-27-2026	0.00	100	-		-	-	100
04-05-2022	12-31-2024	04-04-2027	4.95	1,920	-	1,920	(1,040)	(40)	840
04-05-2022	12-31-2024	04-04-2027	0.00	150	-	150	(120)	-	30
10-24-2022	12-31-2024	10-24-2027	6.15	913	-	913	(372)	-	541
05-02-2023	12-31-2025	03-27-2028	6.90	3,905	-		-	(145)	3,760
21-Mar-24. 22-May-24	12-31-2025	05-16-2028	10.04	990	-		-	(195)	795
07-06-2023	31-Mar-25 or 31-Dec-25	15-Jun-25, 15-Jun-28	0.00	215	-		(100)	-	115
10-18-2023	06-30-2026	09-20-2028	11.37	610	-		-	(130)	480
10-31-2023	12-31-2026	10-31-2028	0.00	406	-		-	(64)	342
10-31-2023	12-31-2027	10-31-2029	0.00	406	-		-	(64)	342
11-30-2023	06-30-2026	11-14-2028	8.72	884	-		-	(47)	837
03-08-2024	12-31-2026	03-31-2029	0.00	220	-		-	-	220
03-08-2024	12-31-2027	03-31-2030	0.00	220	-		-	-	220
21-Mar-24, 22-May-24	03-31-2027	03-31-2029	11.94	4,447	-		-	(428)	4,019
04-26-2024	03-31-2027	03-31-2029	0.00	35	-		-	-	35
08-26-2024	04-01-2025	03-31-2027	0.00	130	-		(85)	-	45
08-26-2024	03-31-2027	04-04-2027	0.00	100	-		-	-	100
09-19-2024	03-31-2028	03-31-2029	18.45	1,696	-		-	(315)	1,381
09-19-2024	03-31-2028	03-31-2030	18.45	300	-		-	-	300
10-17-2024	11-01-2027	11-01-2029	0.00	157	-		-	(19)	138
10-17-2024	11-01-2028	11-01-2030	0.00	157	-		-	(19)	138
01-01-2025	03-31-2028	03-31-2030	28.67	—	1,701		-	(61)	1,640
01-01-2025	02-28-2026	03-31-2028	0.00	—	11		-	-	11
10-24-2025	03-31-2028	03-31-2028	14.90	—	743		-	(30)	713
03-17-2025	09-01-2025	09-30-2025	12.16	—	14		(14)	-	-
03-17-2025	03-01-2026	03-15-2026	22.40	—	12		-	(1)	11
				18,715	2,481	2,983	(2,248)	(1,558)	17,390
Details of the number of options convertible to ADS-backed shares issued under the EIP outstanding at the end of the year:

Grant date	Vesting date	Expiry date	Exercise price	Options on issue at January 1, 2025	Issued during the year	Vested during the year	Exercised during the year	Lapsed during the year	Options on issue at December 31, 2025
			US$	’000	’000	’000	’000	’000	’000
01-01-2025	03-31-2028	03-31-2030	19.99	-	2,881		-	(287)	2,594
01-01-2025	02-27-2026	03-13-2026	0.00	-	10		-	-	10
10-24-2025	03-31-2028	03-31-2028	9.98	-	1,758		-	-	1,758
03-17-2025	09-01-2025	09-30-2025	8.02	-	26		(24)	(2)	-
03-17-2025	03-01-2026	03-15-2026	13.61	-	29		-	(3)	26
				-	4,704	-	(24)	(292)	4,388
The assessed fair value of recent tranches of options granted are outlined below. The fair value at grant date is independently determined using the Black Scholes Model. The model inputs for options granted during the year ended
December 31, 2025 are included below:
ASX securities

	January 2025	January 2025	May 2025	October 2025	March 2025	March 2025
Fair value	A$14.09	A$25.56	A$25.68	A$6.31	A$15.70	A$7.70
Consideration	Nil	Nil	Nil	Nil	Nil	Nil
Exercise price	A$28.67	A$0.00	A$0.00	A$14.90	A$12.16	A$22.40
Grant date	01-01-2025	01-01-2025	05-21-2025	10-24-2025	03-17-202 5	03-17-202 5
Expiry date	03-31-2030	03-31-202 8	03-31-2028	03-31-2028	09-30-202 5	03-15-202 6
Term	5 years	3 years	3 years	2 years	1 years	1 years
Share price at grant date	A$27.80	A$25.56	A$25.68	A$13.66	A$27.36	A$27.36
Volatility	55%	47%	47%	55%	44%	44%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free rate	3.88%	3.56%	3.56%	3.51%	3.56%	3.56%
ADS-backed securities

	January 2025	January 2025	October 2025	March 2025	March 2025
Fair value	US$8.44	US$17.43	US$4.25	US$10.10	US$5.83
Consideration	Nil	Nil	Nil	Nil	Nil
Exercise price	US$19.99	US$0.00	US$9.98	US$8.02	US$13.61
Grant date	01-01-2025	01-01-2025	10-24-202 5	03-17-2025	03-17-2025
Expiry date	03-31-2030	03-13-2026	03-31-202 8	09-30-2025	03-15-2026
Term	5 years	1 years	2 years	1 years	1 years
Share price at grant date	A$17.53	A$17.43	A$9.16	A$17.60	A$17.60
Volatility	55%	50%	55%	56%	51%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free rate	4.01%	4.01%	3.64%	4.01%	4.01%